DESCRIPTION OF BUSINESS AND SIGNIFICANT CONCENTRATIONS AND RISKS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Jan. 01, 2018
Basis Of Presentation Significant Concentration And Risk [Line Items]
Total cash at banks and deposits including insured amount	$ 951,336,787	$ 241,761,593
Cash, Insured Amount	$ 3,227,530	$ 2,577,139
Customers that individually comprised 10% or more of the total sales	0	0	0
Suppliers that comprised 10% or more of the total purchases	1	1	1
Customers represented 10% or more of trade receivables	0	0
Suppliers that represented more than 10% of accounts payables	0	1
Tianxinfu Beijing Medical Appliance Co Ltd [Member]
Basis Of Presentation Significant Concentration And Risk [Line Items]
Cost Method Investments				80.00%
Human Albumin [Member]
Basis Of Presentation Significant Concentration And Risk [Line Items]
Major product sales percentage	32.00%	35.80%	39.20%
Human Immunoglobulin For Intravenous Injection [Member]
Basis Of Presentation Significant Concentration And Risk [Line Items]
Major product sales percentage	24.30%	31.70%	34.60%